Summary Of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Tables
Schedule of Fair Value Hierarchy for Financial Liabilites

The Company accounts for one instrument at fair value using level 3 valuation.

	At September 30, 2016			At December 31, 2015
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liability	—	—	$2,093	—	—	$73,236

The Company accounts for one instrument at fair value using level 3 valuation.

	At December 31, 2015			At December 31, 2014
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liability	$—	$—	$73,236	$—	$—	$—

Schedule of Roll Forward Valuation of Derivative Liability

A roll forward of the level 3 valuation financial instruments is as follows:

Derivative Liability
Balance at December 31, 2015	$73,236
Reclassification of derivative liability to equity	(13,728)
Change in fair value included in net loss	(57,415)
Balance at September 30, 2016	$2,093

A roll forward of the level 3 valuation financial instruments is as follows:

Derivative Liability
Balance at December 31, 2013	$—
Change in fair value included in net loss	—
Balance at December 31, 2014	—
Initial valuation of derivative liability	73,236
Change in fair value included in net loss	—
Balance at December 31, 2015	$73,236

Schedule of Computation of Earnings Per Share

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding as they would have an anti-dilutive impact on the Company’s net losses and consisted of the following:

	September 30, 2016	September 30, 2015
Convertible notes	207,097	230,769

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding as they would have an anti-dilutive impact on the Company’s net losses and consisted of the following:

	December 31, 2015	December 31, 2014
Convertible notes	463,200	120,000